Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Plant and Equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Furniture and Fittings [Member]
Plant and equipment, estimated useful lives	3 years	36 months
Office Equipment [Member]
Plant and equipment, estimated useful lives	3 years	36 months
Leasehold Improvement [Member] | Minimum [Member]
Plant and equipment, estimated useful lives	42 months
Leasehold Improvement [Member] | Maximum [Member]
Plant and equipment, estimated useful lives	52 months